Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
EIN: 13-4977260 Plan Number: 334
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
As of December 31, 2025

(A)	(B) Identity of issue, borrower, lessor, or similar party	(C) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(D) Current Value	(E) Current Value
*	Participant Loans	Participant Loans	$—	$5,810,502
*	Interest Held in Master Trust	Various (includes Registered Investment Companies, Self directed Brokerage, Collective Trust, etc.)	**	610,874,917
		TOTAL	$—	$616,685,419

*Investment with party-in-interest to the Plan
** Cost information not provided as all investments are participant directed.